Taxation (Net deferred taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provisions	$ 7.6	$ 19.7
Net operating losses carry forward	23.3	10.7
Unremitted earnings of subsidiaries	6.4	3.8
Gross deferred tax assets	37.3	34.2
Valuation allowance related to NOL	(22.6)	0.0
Net deferred tax assets	14.7	34.2
Property, plant and equipment	0.6	42.6
Other	1.5	1.1
Gross deferred tax liabilities	2.1	43.7
Net deferred tax asset / (liability)	$ 12.6
Net deferred tax asset / (liability)		$ 9.5